UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

Brian K. Andrew, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Conrad Goodkind
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.7%
CONSUMER DISCRETIONARY		7.4%
	Black & Decker Corporation		1,683	$118,668
#	CBS Corporation		16,947	464,856
	Clear Channel Communications, Inc.		11,077	320,679
* #	Comcast Corporation - Class A		46,380	1,594,544
#	Walt Disney Company		48,230	1,431,949
#	Eastman Kodak Company		6,265	139,396
#	Ford Motor Company		41,280	275,338
#	General Motors Corporation		12,379	398,975
	Harrah's Entertainment, Inc.		4,016	241,402
	The Home Depot,Inc.		45,374	1,574,932
	Limited Brands		7,562	190,260
	McDonald's Corporation		27,420	970,394
	OfficeMax, Inc.		1,599	65,735
	Radioshack Corporation		2,909	47,039
#	Target Corporation		18,990	872,021
	Time Warner, Inc.		94,052	1,551,858

				10,258,046
CONSUMER STAPLES		12.2%
	Altria Group, Inc.		45,844	$3,666,145
	Anheuser-Busch Companies, Inc.		16,985	817,828
	Avon Products, Inc.		9,850	285,552
	Campbell Soup Company		4,048	148,481
	Coca-Cola Company		44,986	2,001,877
	Colgate-Palmolive Company		11,323	671,680
	Heinz (H.J.) Company		7,358	308,815
	PepsiCo, Inc.		36,295	2,300,377
	Procter & Gamble Company		72,061	4,049,828
	Sara Lee Corporation		16,674	281,791
	Wal-Mart Stores, Inc.		54,928	2,444,296

				16,976,670
ENERGY		11.4%
	Baker Hughes, Inc.		7,486	$598,506
	Chevron Corporation		48,700	3,203,486
	El Paso Energy Corporation		15,291	244,656
	Exxon Mobil Corporation		132,874	9,000,885
	Halliburton Company		22,704	757,405
#	Schlumberger Limited		25,928	1,733,287
	Williams Companies, Inc.		13,112	317,966

				15,856,191
FINANCIAL SERVICES		21.0%
	The Allstate Corporation		13,943	$792,241
	American Express Company		27,156	1,413,741
	American International Group, Inc.		57,035	3,460,313
	Bank of America Corporation		100,204	5,163,512
	Citigroup, Inc.		109,208	5,275,838
	The Goldman Sachs Group, Inc.		9,474	1,447,154
	The Hartford Financial Services Group, Inc.		6,626	562,150
	JPMorgan Chase & Company		76,333	3,482,311
	Lehman Brothers Holdings, Inc.		11,714	760,824
	Merrill Lynch & Company, Inc.		20,251	1,474,678
	Morgan Stanley		23,482	1,561,553
	U.S. Bancorp		39,073	1,250,336
	Wells Fargo & Company		36,929	2,671,444

				29,316,095
HEALTH CARE		12.5%
	Abbott Laboratories		33,560	1,603,161
*	Amgen, Inc.		25,925	1,808,010
	Baxter International,Inc.		14,384	604,128
	Bristol-Myers Squibb Company		43,176	1,034,929
	CIGNA Corporation		2,630	239,988
	HCA,Inc.		8,994	442,145
	Johnson & Johnson		65,036	4,068,002
*	MedImmune, Inc.		5,497	139,514
#	Medtronic, Inc.		26,532	1,340,397
	Merck & Company Inc.		47,945	1,930,745
	Pfizer, Inc.		160,921	4,182,337

				17,393,356
INDUSTRIALS		13.6%
	3M Company		16,590	$1,167,936
	The Boeing Company		17,522	1,356,553
	Burlington Northern Santa Fe Corporation		8,023	552,865
	Caterpillar, Inc.		14,710	1,042,498
#	FedEx Corporation		6,690	700,510
	General Dynamics Corporation		9,228	618,461
+	General Electric Company		228,414	7,466,854
	Honeywell International,Inc.		18,170	703,179
	Norfolk Southern Corporation		9,067	393,689
	Raytheon Company		9,848	443,849
	Rockwell Automation, Inc.		3,878	240,358
	Tyco International Ltd.		44,754	1,167,632
	United Parcel Service - Class B		23,880	1,645,571
	United Technologies Corporation		22,226	1,382,235

				18,882,190
INFORMATION TECHNOLOGY		13.5%
*	Cisco Systems, Inc.		134,095	$2,393,596
*	Computer Sciences Corporation		4,123	216,004
* #	Dell, Inc.		49,890	1,081,615
*	EMC Corporation		51,909	526,876
	Hewlett-Packard Company		61,245	1,954,328
	Intel Corporation		127,802	2,300,436
	International Business Machines Corporation		34,088	2,638,752
	Lucent Technologies, Inc.		98,627	210,075
	Microsoft Corporation		192,648	4,629,331
	National Semiconductor Corporation		7,416	172,496
* #	Oracle Corporation		85,497	1,279,890
#	Texas Instruments, Inc.		34,273	1,020,650
*	Unisys Corporation		7,567	38,743
	Xerox Corporation		20,082	282,955

				18,745,747
MATERIALS		2.1%
	Alcoa,Inc.		19,160	$573,842
	Allegheny Technologies, Inc.		1,873	119,666
	Dow Chemical Company		21,135	730,848
	DuPont (E.I.) de Nemours and Company		20,188	800,656
	International Paper Company		10,822	371,519
	Weyerhaeuser Company		5,452	319,814

				2,916,345
TELECOMMUNICATION		4.3%
	AT&T Corp.		85,439	$2,562,316
	Sprint Nextel Corporation		65,470	1,296,306
	Verizon Communications		64,050	2,166,171

				6,024,793
UTILITIES		1.7%
*	The AES Corporation		14,490	$287,771
	American Electric Power Company, Inc.		8,601	310,668
	Entergy Corporation		4,593	354,120
#	Exelon Corporation		14,676	849,740
	Southern Company		16,329	551,594

				2,353,893

Total Common Stocks
	(Cost $ 97,082,779)			$138,723,326

SHORT-TERM INVESTMENTS		9.7%

COMMERCIAL PAPER		1.9%
\	Autobahn Funding Corporation 4(2)144A
	5.321%, due 08-01-2006		1,202,001	$1,201,823
\	Jacksonville Electric Authority
	5.362%, due 08-03-2006		648,855	648,855
\	Morgan St Dean Witter CP
	5.383%, due 11-09-2006		751,251	751,251

MASTER NOTE		1.8%		2,601,929
\	Bank of America Secuities
	5.383%, due 08-01-2006		751,251	751,251
\	Bear Stearns and Company
	5.463%, due 08-02-2006		751,251	751,251
\	JP Morgan Securities
	5.393%, due 08-15-2006		939,063	939,063
				2,441,565
MEDIUM TERM NOTES		0.5%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		751,251	751,583

REPURCHASE AGREEMENTS		5.0%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.270%, due 08-01-2006
	collateralized by various Federal Home
	Loan Bank notes, due 2008 thru 2015		7,016,435	7,016,435

MONEY MARKET		0.5%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		700,699	700,699

Total Short-Term Investments				13,512,211
	(Cost $ 13,512,211)

TOTAL INVESTMENTS		109.4%		152,235,537
	(Cost $ 110,594,990)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(9.2)%		(12,811,512)
OTHER LIABILTIES, LESS OTHER ASSETS		(0.2)%		(227,731)

NET ASSETS		100.0%		139,196,294

*	Non-income producing
+	Designated as collateral against futures and options
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.8%
AEROSPACE & DEFENSE		6.2%
	Goodrich Corporation		143,080	$5,776,140
	Lockheed Martin Corporation		143,080	11,400,614
	Raytheon Company		143,080	6,448,616

				23,625,370
BIOTECHNOLOGY		10.7%
*	Amgen, Inc.		143,080	$9,978,399
*	Biogen Idec, Inc.		143,080	6,026,530
*	Genentech, Inc.		143,079	11,563,645
*	Genzyme Corporation		143,080	9,769,502
*#	MedImmune, Inc.		143,080	3,631,370

				40,969,446
COMMUNICATIONS EQUIPMENT		8.2%
*	3Com Corporation		143,080	$678,199
*	ADC Telecommunications, Inc.		143,079	1,749,856
#	Alcatel ADR		143,080	1,613,943
*	CIENA Corporation		143,080	519,380
*	Cisco Systems, Inc.		143,080	2,553,978
	Corning, Inc.		143,080	2,728,536
	Harris Corporation		143,081	6,517,340
*	JDS Uniphase Corporation		143,080	304,760
* #	Juniper Networks, Inc.		143,080	1,924,426
	Motorola, Inc.		143,080	3,256,501
	Nokia Corp - ADR		143,080	2,840,138
	Nortel Networks Corporation		143,080	280,437
	QUALCOMM, Inc.		143,080	5,045,001
*	Tellabs, Inc.		143,080	1,344,952

				31,357,447
COMPUTERS & PERIPHERALS		11.3%
*	Adaptec, Inc.		143,080	$629,552
*	Apple Computer, Inc.		143,081	9,723,785
* #	Dell, Inc.		143,080	3,101,974
*	EMC Corporation		143,080	1,452,262
* #	Gateway, Inc.		143,080	228,928
#	Hewlett-Packard Company		143,080	4,565,683
+ #	International Business Machines Corporation		143,080	11,075,823
*	NCR Corporation		143,081	4,598,623
* #	Network Appliance, Inc.		143,080	4,248,045
*	QLogic Corporporation		143,081	2,502,487
*	Quantum Corporation - DLT & Storage Systems		143,080	307,622
*	Sun Microsystems, Inc.		143,080	622,398

				43,057,182
ELECTRICAL EQUIPMENT		0.6%
#	American Power Conversion Corporation		143,080	$2,415,190

ELECTRONIC EQUIPMENT
& INSTRUMENTS		4.7%
*	Agilent Technologies, Inc.		143,080	$4,069,195
*	Coherent, Inc.		143,080	4,587,145
	Jabil Circuit, Inc.		143,080	3,305,148
*	Solectron Corporation		143,080	432,102
	Symbol Technologies, Inc.		143,080	1,581,034
	Tektronix, Inc.		143,080	3,901,792

				17,876,416
HEALTH CARE EQUIPMENT &		5.2%
SUPPLIES
	Biomet, Inc.		143,080	$4,713,055
*	Boston Scientific Corporation		143,080	2,433,791
#	Medtronic, Inc.		143,080	7,228,402
*	St. Jude Medical, Inc.		143,080	5,279,652

				19,654,900
INTERNET SOFTWARE		1.0%
& SERVICES
*	Yahoo!, Inc.		143,081	$3,883,218

IT SERVICES		8.3%
	Automatic Data Processing, Inc.		143,080	$6,261,181
*	Computer Sciences Corporation		143,080	7,495,961
* #	DST System, Inc.		143,080	8,056,835
#	Electronic Data Systems		143,080	3,419,612
	First Data Corporation		143,080	5,844,818
*	Unisys Corporation		143,080	732,570

				31,810,977

LIFE SCIENCES TOOLS & SERVICES		5.0%
	Applera Corporation -
	Applied Biosystems Group		143,080	4,600,022
#	Millipore Corporation		143,080	8,963,962
* #	Thermo Electron Corporation		143,080	5,295,391

				18,859,375

MEDIA		0.8%
* #	Sirius Satellite Radio, Inc.		143,080	$600,936
	Time Warner, Inc.		143,080	2,360,820

				2,961,756
OFFICE ELECTRONICS		0.5%
	Xerox Corporation		143,080	$2,015,997

PHARMACEUTICALS		2.1%
	Novartis AG - ADR		143,080	$8,043,958

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		17.1%
*	Advanced Micro Devices, Inc.		143,080	$2,774,321
*	Altera Corporation		143,080	2,476,715
	Analog Devices, Inc.		143,080	4,625,777
#	Applied Materials, Inc.		143,080	2,252,079
*	Broadcom Corporation - Class A		143,081	3,432,513
* #	Cypress Semiconductor Corporation		143,080	2,173,385
#	Intel Corporation		143,080	2,575,440
	KLA-Tencor Corporation		143,080	6,036,545
*	Kulicke & Soffa Industries, Inc.		143,080	1,057,361
* #	Lam Research Corporation		143,080	5,950,697
	Linear Technology Corporation		143,080	4,628,638
*	LSI Logic Corporation		143,080	1,173,256
	Maxim Integrated Products, Inc.		143,080	4,203,690
*	Micron Technology, Inc.		143,080	2,230,617
	National Semiconductor Corporation		143,081	3,328,064
* #	Novellus Systems, Inc.		143,080	3,621,355
*	Standard Microsystems Corporation		143,080	3,803,066
* #	Teradyne, Inc.		143,080	1,880,071
#	Texas Instruments, Inc.		143,080	4,260,922
	Xilinx, Inc.		143,080	2,903,093

				65,387,605
SOFTWARE		18.1%
*	Adobe Systems, Inc.		143,079	$4,079,182
*	Autodesk, Inc.		143,081	4,880,493
*	BEA Systems, Inc.		143,080	1,679,759
*	BMC Software, Inc.		143,080	3,350,934
#	CA, Inc.		143,080	2,998,957
*	Cadence Design Systems, Inc.		143,080	2,316,465
*	Check Point Software Technologies Ltd.		143,080	2,403,744
*	Citrix Systems, Inc.		143,080	4,545,652
*	Cognos, Inc.		143,080	4,471,250
*	Compuware Corporation		143,080	1,000,129
* #	Electronic Arts, Inc.		143,080	6,740,499
*	Hyperion Solutions Corporation		143,080	4,458,373
*	McAfee, Inc.		143,080	3,083,374
*	Mentor Graphics Corporation		143,080	1,971,642
	Microsoft Corporation		143,080	3,438,212
*	Novell, Inc.		143,080	928,589
* #	Oracle Corporation		143,080	2,141,908
#	SAP AG - ADR		143,080	6,528,740
*	Sybase, Inc.		143,080	3,011,834
*	Symantec Corporation		143,081	2,485,317
*	Synopsys, Inc.		143,080	2,561,132

				69,076,185

Total Common Stocks
	(Cost $ 466,605,559)			$380,995,022

SHORT-TERM INVESTMENTS		21.0%

COMMERCIAL PAPER		4.2%
\	Autobahn Funding Corporation 4(2)144A
	5.321%, due 08-01-2006		7,413,633	$7,412,537
\	Jacksonville Electric Authority
	5.362%, due 08-03-2006		4,001,973	4,001,973
\	Morgan St Dean Witter CP
	5.383%, due 11-09-2006		4,633,520	4,633,520
				16,048,030
MASTER NOTE		4.0%
\	Bank of America Secuities
	5.383%, due 08-01-2006		4,633,520	4,633,520
\	Bear Stearns and Company
	5.463%, due 08-02-2006		4,633,520	4,633,520
\	JP Morgan Securities
	5.393%, due 08-15-2006		5,791,901	5,791,901
				15,058,941
MEDIUM TERM NOTES		1.2%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		4,633,520	4,635,573

REPURCHASE AGREEMENTS		11.3%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.270%, due 08-01-2006
	collateralized by various Federal Home
	Loan Bank notes, due 2008 thru 2015		43,275,561	43,275,561

MONEY MARKET		0.3%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		1,013,245	1,013,245

	Total Short-Term Investments			80,031,350
	(Cost $ 80,031,350)

TOTAL INVESTMENTS		120.8%		461,026,372
	(Cost $ 546,636,909)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(20.7)%		(79,018,105)
OTHER LIABILITIES,
	LESS OTHER ASSETS	(0.1)%		(382,916)
NET ASSETS		100.0%		381,625,351

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES EQUITY INCOME 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	99.0%
CONSUMER DISCRETIONARY	14.8%
CBS Corporation		7,600	$208,468
Dow Jones and Company, Inc.		6,000	210,240
Entercom Communications Corporation		7,900	200,265
Ford Motor Company		32,140	214,374
General Motors Corporation		7,520	242,370
Harrah's Entertainment, Inc.		2,950	177,324
Lee Enterprises, Inc.		7,300	181,259
Limited Brands		8,050	202,538
McDonald's Corporation		6,110	216,233
The New York Times Company		8,400	186,228
Newell Rubbermaid, Inc.		7,975	210,221
The Reader's Digest Association, Inc.		14,800	202,168
The ServiceMaster Company		19,700	202,713
Snap-on, Inc.		4,400	184,844
Tupperware Brands Corporation		16,500	284,790
Whirlpool Corporation		2,090	161,327

			3,285,362
CONSUMER STAPLES	8.7%
Altria Group, Inc.		2,840	$227,115
ConAgra Foods, Inc.		9,360	201,240
Delta and Pine Land Company		7,050	241,180
Kimberly-Clark Corporation		2,700	164,835
Loews Corporation-Carolina Group		3,960	227,225
Reynolds American, Inc.		1,800	228,204
Sara Lee Corporation		12,810	216,489
SUPERVALUE, Inc.		6,700	181,637
UST, Inc.		4,630	234,047

			1,921,972
ENERGY	10.5%
Chevron Corporation		3,350	$220,363
ConocoPhillips		3,080	211,411
Exxon Mobil Corporation		3,270	221,510
General Maritime Corporation		5,550	201,465
Global Santa Fe Corporation		3,600	197,748
Kinder Morgan, Inc.		2,040	208,080
Marathon Oil Corporation		2,450	222,068
Occidental Petroleum Corporation		2,010	216,578
Patterson-UTI Energy, Inc.		7,300	206,736
Sunoco, Inc.		3,000	208,620
Williams Companies, Inc.		8,800	213,400

			2,327,979
FINANCIAL SERVICES	25.6%
American Financial Realty Trust		20,700	$239,706
American Home Mortgage Investment Corporation		5,600	195,552
Apartment Investment & Management Company		4,940	237,564
Brandywine Realty Trust		6,700	211,988
Colonial Properties Trust		4,500	215,685
Comerica, Inc.		3,680	215,464
Crescent Real Estate Equities Company		11,650	227,408
First Horizon National Corporation		3,950	165,505
First Industrial Realty Trust, Inc.		5,700	229,596
Friedman, Billings, Ramsey Group, Inc.		17,300	158,814
Health Care Property Investors, Inc.		8,050	220,731
Healthcare Realty Trust, Inc.		6,590	218,063
Highwoods Properties, Inc.		5,900	219,716
Home Properties, Inc.		3,860	215,311
HRPT Properties Trust		18,960	222,780
iStar Financial, Inc.		5,700	226,632
KKR Financial Corporation		9,600	222,336
Lexington Corporate Properties Trust		9,700	193,224
Nationwide Health Properties, Inc.		9,250	219,410
New Century Financial Corporation		4,450	194,287
New York Community Bancorp, Inc.		12,500	204,125
Novastar Financial, Inc.		6,500	224,965
Realty Income Corporation		9,200	210,496
Redwood Trust, Inc.		4,200	199,836
The Student Loan Corporation		1,145	205,814
Thornburg Mortgage, Inc.		7,840	200,704
Washington Mutual, Inc.		3,500	156,450

			5,652,162
HEALTH CARE	7.9%
Abbott Laboratories		4,790	$228,818
Bristol-Myers Squibb Company		8,050	192,959
Eli Lilly and Company		3,740	212,320
Hillenbrand Industries, Inc.		4,240	210,558
Johnson & Johnson		3,410	213,296
Merck & Company, Inc.		5,740	231,150
Pfizer, Inc.		8,900	231,311
Wyeth		4,690	227,324

			1,747,736
INDUSTRIALS	8.4%
American Power Conversion Corporation		10,400	$175,552
Deluxe Corporation		9,380	159,460
Emerson Electric Company		2,440	192,565
General Electric Company		6,200	202,678
Hubbel, Inc.-Class B		4,370	205,390
Pitney Bowes, Inc.		4,920	203,294
R. R. Donnelley & Sons Company		6,460	188,567
Textron, Inc.		1,420	127,672
The Timkin Company		6,100	196,420
Waste Management, Inc.		5,800	199,404

			1,851,002
INFORMATION TECHNOLOGY	5.3%
Analog Devices, Inc.		6,300	$203,679
Diebold, Inc.		5,150	208,060
Intel Corporation		10,600	190,800
Linear Technology Corporation		6,000	194,100
Maxim Integrated Products, Inc.		6,200	182,156
Microchip Technology, Inc.		6,000	193,560

			1,172,355
MATERIALS	8.3%
Bemis Company, Inc.		6,700	$205,690
Lyondell Chemical Company		9,010	200,653
MeadWestvaco Corporation		7,300	190,676
Olin Corporation		11,450	183,543
Packaging Corporation of America		9,400	215,542
Sonoco Products Company		6,510	211,770
Southern Copper Corporation		2,300	221,950
Temple-Inland, Inc.		4,800	204,192
Worthington Industries, Inc.		9,950	203,179

			1,837,195
TELECOMMUNICATION	2.9%
AT&T Corp.		7,400	$221,926
Citizens Communications Company		16,500	211,695
Verizon Communications		6,200	209,684

			643,305
UTILITIES	6.6%
Duquesne Light Holdings, Inc.		12,700	$247,269
Great Plains Energy, Inc.		7,400	217,042
MDU Resources Group, Inc.		8,475	208,909
OGE Energy Corporation		6,000	227,100
Peoples Energy Corporation		5,750	242,707
Progress Energy, Inc.		4,850	211,218
TECO Energy, Inc.		6,630	105,682

			1,459,927

Total Common Stocks
(Cost $ 21,380,712)			$21,898,995

SHORT-TERM INVESTMENTS	0.8%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		188,374	188,374

Total Short-Term Investments			188,374
(Cost $188,374)

TOTAL INVESTMENTS	99.8%		22,087,369
(Cost $ 21,569,086)
OTHER ASSETS, LESS OTHER LIABILITIES
	0.2%		40,105
NET ASSETS	100.0%		22,127,474

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.7%
BIOTECHNOLOGY		13.9%
*	Amgen, Inc.		50,390	$3,514,199
* #	Amylin Pharmaceuticals, Inc.		5,715	278,892
*	Biogen Idec, Inc.		16,670	702,140
* #	Celgene Corporation		16,680	798,805
* #	Cephalon, Inc.		3,163	207,936
*	Genentech, Inc.		21,066	1,702,554
*	Genzyme Corporation		12,409	847,286
* #	Gilead Sciences, Inc.		21,462	1,319,484
*	Human Genome Sciences, Inc.		6,398	62,125
* #	ICOS Corporation		2,917	66,624
* #	MedImmune, Inc.		4,786	121,469
*	Millennium Pharmaceuticals, Inc.		16,099	158,092
*	NPS Pharmaceuticals, Inc.		70	273
*	Neurocrine Biosciences, Inc.		767	7,095
* #	OSI Pharmaceuticals, Inc.		2,850	95,161
*	PDL Biopharma, Inc.		5,783	104,152
*	Vertex Pharmaceuticals, Inc.		5,600	187,712

				10,173,999
HEALTH CARE EQUIPMENT		17.1%
AND SUPPLIES
	Alcon, Inc.		4,015	$443,336
	Bausch & Lomb, Inc.		2,729	129,082
	Baxter International, Inc.		36,337	1,526,154
#	Beckman Coulter, Inc.		3,260	186,635
	Becton Dickinson and Company		15,072	993,546
	Biomet, Inc.		11,553	380,556
*	Boston Scientific Corporation		64,234	1,092,620
	C. R. Bard, Inc.		5,322	377,702
#	Cooper Companies. Inc.		2,300	101,660
*	Cytyc Corporation		5,896	145,042
	Dade Behring Holdings, Inc.		10,500	427,665
	DENTSPLY International, Inc.		7,562	236,691
*	Edwards Lifesciences Corporation		3,018	133,516
*	Gen-Probe, Inc.		2,690	139,746
	Hillenbrand Industries, Inc.		3,005	149,228
*	Hospira, Inc.		7,950	347,335
*	IDEXX Laboratories, Inc.		1,605	142,042
* #	Intuitive Surgical, Inc.		1,850	176,120
#	Medtronic, Inc.		52,880	2,671,498
*	ResMed, Inc.		3,900	180,999
*	Respironics, Inc.		3,670	130,579
	STERIS Corporation		3,409	78,987
*	St. Jude Medical, Inc.		18,024	665,086
	Stryker Corporation		13,748	625,671
	Varian Medical Systems, Inc.		6,644	301,106
*	Zimmer Holdings, Inc.		12,092	764,698

				12,547,300
HEALTH CARE PROVIDERS		18.8%
AND SERVICES
	Aetna, Inc.		31,000	$976,190
*	Apria Healthcare Group, Inc.		1,794	31,431
	Caremark Rx, Inc.		21,096	1,113,869
#	CIGNA Corporation		7,478	682,367
*	Community Health Systems, Inc.		5,050	183,113
*	Coventry Health Care, Inc.		8,047	424,077
*	DaVita, Inc.		5,324	266,306
*	Express Scripts, Inc,-Class A		6,140	472,964
#	HCA, Inc.		18,456	907,297
	Health Management Associates, Inc.-Class A		12,319	250,445
*	Health Net, Inc.		5,840	245,105
*	Henry Schein, Inc.		4,550	215,716
*	Humana, Inc.		8,182	457,619
* #	Laboratory Corporation of America Holdings		6,280	404,558
*	Lincare Holdings, Inc.		4,977	173,249
	Manor Care, Inc.		4,088	204,604
*	Medco Health Solutions, Inc.		14,420	855,539
	Owens & Minor, Inc.		2,450	74,015
*	Patterson Companies, Inc.		2,756	91,665
	Quest Diagnostics, Inc.		7,642	459,437
*	Tenet Healthcare Corporation		24,050	142,376
*	Triad Hospitals, Inc.		4,520	176,144
	UnitedHealth Group, Inc.		58,099	2,778,875
	Universal Health Services, Inc. - Class B		2,599	145,544
*	Wellpoint, Inc.		28,220	2,102,390

				13,834,895
LIFE SCIENCES TOOLS & SERVICES		3.5%
*	Affymetrix, Inc.		3,367	$72,626
	Applera Corporation -
	Applied Biosystems Group		16,452	528,932
*	Charles River Laboratories International, Inc.		3,657	129,823
* #	Covance, Inc.		3,172	202,247
	Fisher Scientific International, Inc.		6,209	460,149
*	Invitrogen Corporation		2,729	168,625
#	Millipore Corporation		2,700	169,155
	Pharmaceutical Product Development, Inc.		5,336	205,329
*	Techne Corporation		1,865	92,672
*	Thermo Electron Corporation		8,300	307,183
	Waters Corporation		5,350	217,638

				2,554,379
PHARMACEUTICALS		46.4%
	Abbott Laboratories		66,125	$3,158,791
#	Allergan, Inc.		7,293	786,550
*	Barr Pharmaceuticals, Inc.		5,168	257,160
	Bristol-Myers Squibb Company		86,402	2,071,056
	Eli Lilly and Company		42,404	2,407,275
*	Endo Pharmaceuticals Holdings, Inc.		6,850	212,830
* #	Forest Laboratories, Inc.		15,833	733,226
	Johnson & Johnson		115,400	7,218,270
*	King Pharmaceuticals, Inc.		12,503	212,801
#	Medicis Pharmaceutical Corporation		2,712	74,743
#	Merck & Company, Inc.		97,750	3,936,393
#	Mylan Laboratories, Inc.		10,841	238,068
*	Par Pharmaceutical Companies, Inc.		1,320	20,117
	Pfizer, Inc.		295,116	7,670,065
	Schering-Plough Corporation		76,342	1,560,430
* #	Sepracor, Inc.		5,539	273,627
* #	Taro Pharmaceutical Industries Ltd.		1,800	18,738
#	Valeant Pharmaceuticals International		4,636	80,110
*	Watson Pharmaceuticals, Inc.		5,659	126,705
	Wyeth		63,103	3,058,602

				34,115,557
Total Common Stocks
	(Cost $ 61,271,423)			73,226,130

SHORT-TERM INVESTMENTS		14.5%

Commercial Paper		2.8%
\	Autobahn Funding Corporation 4(2)144A
	5.321%, due 08-01-2006		968,289	$968,145
\	Jacksonville Electric Authority
	5.362%, due 08-03-2006		522,695	522,695
\	Morgan St Dean Witter CP
	5.383%, due 11-09-2006		605,181	605,181
				2,096,021

Master Note		2.7%
\	Bank of America Secuities
	5.383%, due 08-01-2006		605,181	605,181
\	Bear Stearns and Company
	5.463%, due 08-02-2006		605,181	605,181
\	JP Morgan Securities
	5.393%, due 08-15-2006		756,476	756,476
				1,966,838

Medium Term Notes		0.8%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		605,181	605,449

Repurchase Agreements		7.7%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.270%, due 08-01-2006
	collateralized by various Federal Home
	Loan Bank notes, due 2008 thru 2015		5,652,190	5,652,190

MONEY MARKET		0.5%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		339,494	339,494

Total Short-Term Investments				10,659,992
	(Cost $ 10,659,992)

TOTAL INVESTMENTS		114.2%		83,886,122
	(Cost $ 71,931,415)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(14.0)%		(10,320,498)
OTHER LIABILITIES,
LESS OTHER ASSETS		(0.2)%		(103,687)

NET ASSETS		100.0%		73,461,937

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.8%
CAPITAL MARKETS		14.5%
#	Ameriprise Financial, Inc.		5,100	$227,460
	Bank of New York Company, Inc.		19,399	652,000
	Bear Stearns Companies, Inc.		2,817	399,648
	The Charles Schwab Corporporation		26,258	416,977
*	E*TRADE Financial Corporation		9,940	231,701
	Franklin Resources, Inc.		4,365	399,179
	The Goldman Sachs Group, Inc.		9,579	1,463,192
	Janus Capital Group, Inc.		3,970	64,274
#	Legg Mason, Inc.		3,054	254,917
	Lehman Brothers Holdings, Inc.		13,908	903,325
	Mellon Financial Corporation		10,216	357,560
	Merrill Lynch & Company, Inc.		23,954	1,744,330
	Morgan Stanley		25,542	1,698,543
	Northern Trust Corporation		4,699	268,313
	State Street Corporation		8,333	500,480
	T. Rowe Price Group, Inc.		6,302	260,336

				9,842,235
COMMERCIAL BANKS		19.6%
	AmSouth Bancorporation		7,775	$222,832
	BB&T Corporation		13,922	584,585
	Comerica, Inc.		3,861	226,062
#	Commerce Bancorp, Inc.		4,050	137,579
	Commerce Bancshares, Inc.		6,200	315,456
	Compass Bancshares, Inc.		3,002	176,938
	Fifth Third Bancorp		11,750	448,145
	First Horizon National Corporation		2,596	108,772
	Huntington Bancshares, Inc.		5,157	125,573
	KeyCorp		10,067	371,472
	M&T Bank Corporation		1,928	235,062
	Marshall & Ilsley Corporation		5,185	243,539
	Mercantile Bankshares Corporation		2,496	88,758
#	National City Corporation		14,450	520,200
	North Fork Bancorporation, Inc.		10,656	301,884
	PNC Financial Services Group		7,456	528,183
	Popular, Inc.		5,216	93,836
#	Regions Financial Corporation		11,374	412,762
	SunTrust Banks, Inc.		9,203	725,841
	Synovus Financial Corporation		6,128	173,177
	TCF Financial Corporation		2,314	62,270
	TD Banknorth, Inc.		2,255	65,395
	U.S. Bancorp		46,340	1,482,880
	Wachovia Corporation		42,197	2,263,025
	Wells Fargo & Company		43,938	3,178,475
	Zions Bancorporation		2,438	200,257
				13,292,958
CONSUMER FINANCE		3.8%
	American Express Company		28,774	$1,497,974
	Capital One Financial Corporation		7,658	592,346
	SLM Corporation		10,381	522,164
				2,612,484
DIVERSIFIED FINANCIAL SERVICES		27.0%
	Bank of America Corporation		120,472	$6,207,922
	The Chicago Mercantile Exchange		800	368,960
	The CIT Group, Inc.		11,959	549,038
	Citigroup, Inc.		138,315	6,681,998
	JPMorgan Chase & Company		91,478	4,173,226
	Moody's Corporation		6,000	329,280

				18,310,424
INSURANCE		22.7%
	ACE Limited		8,061	$415,383
	AFLAC, Inc.		12,743	562,476
	The Allstate Corporation		16,524	938,894
	Ambac Financial Group, Inc.		2,459	204,367
#	American Financial Group, Inc.		7,300	307,403
	American International Group, Inc.		60,024	3,641,656
	Aon Corporation		6,633	227,048
	The Chubb Corporation		10,480	528,402
	Cincinnati Financial Corporation		3,458	163,079
	Everest Re Group, Ltd.		1,442	136,428
	Fidelity National Financial, Inc.		3,880	148,798
	Genworth Financial Inc.		11,200	384,160
	The Hartford Financial Services Group, Inc.		7,665	650,299
	Lincoln National Corporation		12,925	732,589
	Loews Corporation		21,224	786,561
	Marsh & McLennan Companies		13,526	365,608
	MBIA, Inc.		3,069	180,488
#	MetLife, Inc.		11,690	607,880
	Ohio Casualty Corporation		10,800	279,936
	Old Republic International Corporation		4,497	95,651
#	Principal Financial Group, Inc.		13,115	708,210
	The Progressive Corporation		18,476	446,934
#	Prudential Financial, Inc.		16,956	1,333,420
	SAFECO Corporation		2,687	144,346
	The St. Paul Travelers Companies, Inc.		17,755	813,179
	Torchmark Corporation		2,267	137,085
#	UnumProvident Corporation		6,338	102,866
	Willis Group Holdings Limited		2,400	78,072
#	XL Capital Ltd. Class A		4,332	275,948
				15,397,166
REAL ESTATE INVESTMENTS TRUSTS (REITS)		4.8%
	Archstone Communities Trust		5,055	265,236
	Avalonbay Communities, Inc.		1,740	203,441
#	Boston Properties, Inc.		2,750	270,050
	Duke Realty Corporation		2,892	107,756
#	Equity Office Properties Trust		9,050	343,086
#	Equity Residential		7,142	332,174
	iStar Financial, Inc.		2,350	93,436
	Kimco Realty Corporation		4,800	188,352
	Plum Creek Timber Company, Inc.		4,136	140,872
	Public Storage, Inc.		2,000	160,580
	Rayonier, Inc.		8,075	321,466
	Simon Property Group, Inc.		5,534	473,323
	Vornado Realty Trust		3,290	343,970
				3,243,742
THRIFTS AND MORTGAGE FINANCE		7.4%
	Countrywide Financial Corporation		15,436	$553,072
	Fannie Mae		25,114	1,203,212
	Freddie Mac		17,836	1,031,991
	Golden West Financial Corporation		7,802	574,695
	MGIC Investment Corporation		1,882	107,105
	New York Community Bancorp, Inc.		5,520	90,142
	Radian Group, Inc.		1,758	108,170
	Sovereign Bancorp, Inc.		9,173	189,331
#	Washington Mutual, Inc.		25,696	1,148,611
				5,006,329

Total Common Stocks
	(Cost $ 54,071,707)			$67,705,338

SHORT-TERM INVESTMENTS		9.8%

Commercial Paper		1.9%
\	Autobahn Funding Corporation 4(2)144A
	5.321%, due 08-01-2006		606,573	$606,483
\	Jacksonville Electric Authority
	5.362%, due 08-03-2006		327,436	327,436
\	Morgan St Dean Witter CP
	5.383%, due 11-09-2006		379,108	379,108
				1,313,027

Master Note		1.8%
\	Bank of America Secuities
	5.383%, due 08-01-2006		379,108	379,108
\	Bear Stearns and Company
	5.463%, due 08-02-2006		379,108	379,108
\	JP Morgan Securities
	5.393%, due 08-15-2006		473,885	473,885
				1,232,101

Medium Term Notes		0.6%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007		379,108	379,276

Repurchase Agreements		5.2%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.270%, due 08-01-2006
	collateralized by various Federal Home
	Loan Bank notes, due 2008 thru 2015		3,540,745	3,540,745

MONEY MARKET		0.3%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		228,037	228,037

Total Short-Term Investments				6,693,186
	(Cost $ 6,693,186)

TOTAL INVESTMENTS		109.6%		74,398,524
	(Cost $ 60,764,893)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(9.5)%		(6,465,149)
OTHER LIABILITIES,
LESS OTHER ASSETS		(0.1)%		(61,953)

NET ASSETS		100.0%		67,871,422

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
		Number
		of Shares	Market
		or Par Value	Value

UNDERLYING FUNDS	100.0%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,906,395	$25,145,353
Dow Jones U.S. Health Care 100
Plus Fund - Class F		2,017,279	23,924,928
NYSE Arca Tech 100 Index Fund
- Class F		982,584	21,921,442

Total Common Stocks			70,991,723
(Cost $ 64,756,880)

TOTAL INVESTMENTS	100.0%		70,991,723
(Cost $64,756,880)
OTHER LIABILITIES
LESS OTHER ASSETS	0.0%		(12,449)

NET ASSETS	100.0%		70,979,274

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited
			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.5%
AUTOS & TRANSPORTATION		4.3%
#	C. H. Robinson Worldwide, Inc.		86,375	$3,954,248
#	Expeditors International of Washington, Inc.		106,800	4,856,196

				8,810,444
CONSUMER DISCRETIONARY		23.7%
*	Bed Bath & Beyond, Inc.		91,225	$3,054,213
	CDW Corporation		57,875	3,419,255
* #	Chico's FAS, Inc.		43,315	981,085
*	Coach, Inc.		158,670	4,555,416
	Coldwater Creek, Inc.		37,020	737,808
	The Corporate Executive Board Company		46,925	4,410,950
* #	Dick's Sporting Goods, Inc.		98,575	3,589,116
* #	Electronic Arts, Inc.		70,900	3,340,099
#	Fastenal Company		131,300	4,670,341
* #	Getty Images, Inc.		48,750	2,274,187
	Harman International Industries, Inc.		34,200	2,742,840
*	O'Reilly Automotive, Inc.		184,100	5,219,235
*	Panera Bread Company		81,600	4,268,496
#	PETsMART, Inc.		116,600	2,747,096
* #	Tractor Supply Company		40,450	1,850,183

				47,860,320
CONSUMER STAPLES		1.8%
#	Whole Foods Market, Inc.		64,400	3,703,644

FINANCIAL SERVICES		18.0%
#	Affiliated Managers Group, Inc.		36,775	$3,366,751
* #	Alliance Data Systems Corporation		77,600	3,982,432
#	Brown & Brown		103,050	3,234,739
#	The Chicago Mercantile Exchange		13,040	6,014,048
#	Commerce Bancorp, Inc.		114,100	3,875,977
	FactSet Research Systems, Inc.		84,750	3,720,525
*	Fiserv, Inc.		108,200	4,724,012
	Global Payments, Inc.		95,775	4,074,269
	Nuveen Investments		73,075	3,470,332

				36,463,085
HEALTH CARE		18.1%
* #	Cerner Corporation		77,100	$3,121,008
* #	Covance, Inc.		45,910	2,927,222
*	Coventry Health Care, Inc.		99,450	5,241,015
*	Healthways, Inc.		71,375	3,834,265
*	IDEXX Laboratories, Inc.		53,950	4,774,575
*	ResMed, Inc.		91,750	4,258,117
* #	Stericycle, Inc.		72,000	4,836,960
	Stryker Corporation		81,000	3,686,310
	Varian Medical Systems, Inc.		86,650	3,926,978

				36,606,450
OTHER ENERGY		9.8%
#	Apache Corporation		64,350	$4,534,745
	BJ Services Company		121,200	4,395,924
#	Smith International, Inc.		116,650	5,199,091
#	XTO Energy, Inc.		119,956	5,636,732

				19,766,492
PRODUCER DURABLES		4.3%
#	Donaldson Company, Inc.		81,600	$2,683,824
	Joy Global, Inc.		70,300	2,637,656
#	Roper Industries, Inc.		72,800	3,290,560

				8,612,040
TECHNOLOGY		19.5%
*	Adobe Systems, Inc.		143,900	$4,102,589
*	Amdocs Limited		147,025	5,334,067
*	Citrix Systems, Inc.		143,850	4,570,114
* #	Cognizant Technology Solutions Corporation		95,700	6,267,393
*	Intuit, Inc.		141,500	4,368,105
	L-3 Commmunications Holdings, Inc.		59,600	4,389,540
	Linear Technology Corporation		100,775	3,260,071
* #	NAVTEQ Corporation		37,900	1,068,022
* #	SRA International, Inc.		109,250	2,642,758
* #	WebEx Communications, Inc.		99,100	3,397,148

				39,399,807

Total Common Stocks				$201,222,282
	(Cost $ 168,409,562)

SHORT-TERM INVESTMENTS		31.0%

Commercial Paper		6.2%
\	Autobahn Funding Corporation 4(2)144A
	5.321%, due 08-01-2006			$5,808,645
\	Jacksonville Electric Authority
	5.362%, due 08-03-2006			3,136,043
\	Morgan St Dean Witter CP
	5.383%, due 11-09-2006			3,630,940
				12,575,628

Master Note		5.8%
\	Bank of America Secuities
	5.383%, due 08-01-2006			3,630,940
\	Bear Stearns and Company
	5.463%, due 08-02-2006			3,630,940
\	JP Morgan Securities
	5.393%, due 08-15-2006			4,538,675
				11,800,555

Medium Term Notes		1.8%
\	First Tennessee Bank Notes
	5.339%, due 04-18-2007			3,632,549

Repurchase Agreements		16.8%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.270%, due 08-01-2006
	collateralized by various Federal Home
	Loan Bank notes, due 2008 thru 2015			33,911,788

MONEY MARKET		0.4%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		745,316	745,316

	Total Short-Term Investments			$62,665,836
	(Cost $ 62,665,836)

TOTAL INVESTMENTS		130.5%		263,888,118
	(Cost $ 231,075,398)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(30.6)%		(61,920,520)
OTHER ASSETS, LESS OTHER LIABILITIES
		0.1%		318,651
NET ASSETS		100.0%		202,286,249

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

		NORTH TRACK FUNDS, INC.
		WISCONSIN TAX-EXEMPT FUND

		SCHEDULE OF INVESTMENTS
		July 31, 2006
		Unaudited
			Principal
		Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	97.8%

ARKANSAS	0.3%
		Hot Springs, Arkansas, New Public Housing Authority,
		5.125%, due 06-01-2007	540,000	$ 546,053

GEORGIA	0.4%
		Atlanta, Georgia, New Public Housing Authority,
		5.00%, due 05-01-2007	325,000	327,983

		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012	250,000	264,618

GUAM	3.4%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029	5,000,000	5,212,350
		5.25%, due 10-01-2009	250,000	259,858

ILLINOIS	1.1%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012	300,000	318,003
		4.875%, due 10-01-2008	1,380,000	1,411,878

INDIANA	0.3%
		Indianapolis, Indiana, New Public Housing Authority,
		5.125%, due 12-01-2006	400,000	401,792

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021	910,000	1,146,554

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012	255,000	269,321

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009	285,000	295,571

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012	200,000	211,232

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010	225,000	236,120

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013	210,000	224,782
		5.00%, due 02-01-2012	400,000	422,788

NORTH DAKOTA	0.1%
		Burleigh County, North Dakota, New Public Housing Authority,
		4.875%, due 01-01-2009	200,000	205,042

OHIO	0.7%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012	300,000	317,769
		5.00%, due 05-01-2011	500,000	525,575
		4.875%, due 05-01-2010	200,000	207,498

PENNSYLVANIA	0.3%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011	270,000	282,358
		Clinton County, Pennsylvania, New Public Housing Authority,
		5.25%, due 11-01-2007	200,000	203,652

PUERTO RICO	7.5%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L, Guaranteed XLCA-ICR,
		5.50%, due 07-01-2021	500,000	561,410
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020	1,000,000	1,124,620
		5.50%, due 07-01-2017	1,100,000	1,224,091
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023	1,120,000	1,270,147
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020	780,000	817,690
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030	500,000	518,325
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023	1,000,000	1,100,980
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030	1,215,000	1,258,910
		5.25%, due 07-01-2027	755,000	794,955
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100	1,975,000	2,096,620
		5.25%, prerefunded 07-01-2011 at 100	1,205,000	1,285,904

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010	200,000	208,122

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010	190,000	198,447

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009	340,000	351,631

VIRGIN ISLANDS	1.4%
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012	255,000	268,821
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010	470,000	489,782
		5.00%, due 07-01-2009	1,500,000	1,549,110

WISCONSIN	80.1%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019	435,000	443,013
		4.75%, due 09-01-2017	360,000	367,308
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	510,260
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,444,980
		5.70%, prerefunded 06-01-2009 at 100	360,000	378,745
		5.60%, prerefunded 06-01-2009 at 100	100,000	104,942
		5.20%, prerefunded 06-01-2009 at 100	200,000	207,756
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	957,051
		5.20%, due 06-01-2022	500,000	525,845
		5.05%, due 06-01-2019	1,030,000	1,075,320
		4.70%, due 06-01-2015	500,000	513,040
		Village of Blue Mounds, Wisconsin (Dane County),
		Community Development Lease Revenue,
		4.75%, due 04-01-2023	250,000	252,495
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	721,845
		4.00%, due 04-01-2016	200,000	191,930
		Clintonville, Wisconsin, Redevelopment Authority
		Lease Revenue Bonds,
		4.40%, due 06-01-2021	75,000	74,111
		4.30%, due 06-01-2020	75,000	73,615
		4.25%, due 06-01-2019	75,000	73,614
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,651,511
		5.10%, due 06-01-2017	2,430,000	2,514,467
		4.70%, due 06-01-2009	150,000	153,337
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, unrefunded balance
		5.00%, due 06-01-2014	170,000	174,814
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue,
		5.00%, prerefunded 06-01-2009 at 100	45,000	46,445
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 02-01-2000
		5.00%, due 06-01-2014	100,000	103,211
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	100,254
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	193,862
		3.30%, due 06-01-2011	175,000	168,719
		3.00%, due 06-01-2010	125,000	119,574
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	239,155
		3.00%, due 06-01-2010	250,000	238,760
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2006
		4.25%, due 06-01-2017	500,000	497,830
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	560,000	560,246
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005,
		4.375%, due 06-01-2022	500,000	482,510
		4.20%, due 06-01-2018	100,000	95,469
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,377,966
		5.30%, prerefunded 09-01-2008 at 100	100,000	102,946
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,021,830
		4.75%, due 09-01-2017	1,250,000	1,272,525
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,010,500
		4.35%, due 09-01-2016	1,000,000	991,920
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,561,065
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2005A, (Bayshore Public Parking Facility),
		4.75%, due 10-01-2027	1,000,000	1,002,890
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,010,070
		5.25%, due 07-01-2018	500,000	504,220
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019	2,500,000	2,575,975
		4.90%, due 02-01-2016	1,000,000	1,032,120
		4.85%, due 02-01-2015	1,020,000	1,053,650
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Refunding Student Housing, University Village Housing,
		Inc. Project,
		6.00%, due 04-01-2017	160,000	162,373
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	75,721
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,500,000	1,554,180
		Green Bay, Wisconsin Redevelopment Authority Lease Revenue
		Refunding, Series 2006 (Convention Center Project),
		4.30%, due 06-01-2029	1,000,000	964,670
		4.20%, due 06-01-2025	1,000,000	965,820
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	412,480
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	734,012
		4.90%, due 12-01-2013	100,000	101,495
		4.35%, due 12-01-2008	100,000	99,995
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	205,700
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041	1,000,000	1,030,970
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	200,634
		4.25%, due 03-01-2017	200,000	199,994
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011)
		due 07-01-2016	185,000	185,117
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,504,395
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020	3,050,000	3,118,320
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	171,300
		3.90%, due 04-01-2015	200,000	193,576
		3.80%, due 04-01-2014	300,000	290,109
		3.65%, due 04-01-2013	175,000	169,360
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	244,718
		4.55%, due 12-01-2020	230,000	229,264
		4.50%, due 12-01-2019	220,000	219,109
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	506,675
		4.35%, due 10-01-2017	1,630,000	1,638,672
		2.90%, due 10-01-2007	100,000	98,490
		Milton, Wisconsin, Community Development Authority, (Rock
		County), Lease Revenue,
		4.60%, due 04-01-2026	360,000	360,259
		4.50%, due 04-01-2021	125,000	124,860
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014	310,000	298,986
		3.50%, due 03-01-2013	645,000	621,399
		3.40%, due 03-01-2012	480,000	462,744
		3.25%, due 03-01-2011	500,000	479,475
		3.00%, due 03-01-2010	230,000	221,196
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018	500,000	501,870
		4.25%, due 11-01-2017	1,000,000	1,002,670
		4.15%, due 11-01-2016	1,275,000	1,273,878
		Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
		Series 2005A, (Milwaukee Public Schools-
		Congress, Graig and Fratney),
		4.60%, due 08-01-2022	500,000	504,030
		4.50%, due 08-01-2020	500,000	500,595
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018	2,010,000	1,980,996
		4.10%, due 08-01-2017	1,000,000	991,260
		4.00%, due 08-01-2016	1,000,000	987,020
		3.80%, due 08-01-2014	1,000,000	984,410
		3.65%, due 08-01-2013	2,000,000	1,948,840
		3.25%, due 08-01-2011	1,000,000	960,760
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009	250,000	247,632
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,565,000	2,526,499
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	2,020,000	2,017,212
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,290,137
		4.85%, due 08-01-2017	500,000	514,505
		4.80%, due 08-01-2016	500,000	513,390
		4.70%, due 08-01-2015	500,000	511,385
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023	1,000,000	1,007,200
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029	1,800,000	1,847,610
		5.25%, due 06-01-2019	430,000	439,150
		Milwaukee, Wisconsin Redevelopment Authority
		5.20%, due 06-01-2029	355,000	364,415
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	70,713
		3.90%, due 06-01-2017	110,000	103,433
		3.80%, due 06-01-2016	100,000	93,380
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-01-2028	1,250,000	1,255,912
		5.125%, due 12-01-2023	1,000,000	1,048,610
		4.30%, due 12-01-2020	1,000,000	996,770
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	60,087
		Zero %, due 11-01-2009	65,000	57,089
		Zero %, due 05-01-2009	70,000	62,723
		Zero %, due 11-01-2007	65,000	61,950
		Zero %, due 05-01-2007	70,000	68,016
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	316,472
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029	2,205,000	2,212,563
		5.50%, due 07-20-2019	1,000,000	1,003,770
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014	60,000	38,833
		Zero %, due 07-20-2013	125,000	83,599
		Zero %, due 01-20-2013	125,000	86,054
		Zero %, due 01-20-2012	65,000	46,897
		Zero %, due 07-20-2011	125,000	92,334
		Zero %, due 01-20-2011	125,000	95,924
		Zero %, due 07-20-2007	50,000	46,066
		Oconto Falls, Wisconsin Community Deveopement
		Authority Revenue, Oconto Falls Tissue, Inc. Project,
		7.75%, due 12-01-2022	800,000	741,552
		Oconto Falls, Wisconsin Community Development
		Authority Development Revenue,
		8.125%, due 12-01-2022	1,400,000	1,297,394
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	199,170
		4.00%, due 10-01-2015	100,000	98,937
		3.90%, due 10-01-2014	100,000	99,099
		3.65%, due 10-01-2012	100,000	97,772
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	108,274
		4.35%, due 05-01-2021	105,000	103,198
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038	1,260,000	1,265,481
		5.45%, due 09-20-2017	125,000	125,545
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	102,345
		4.50%, due 10-01-2015	100,000	102,286
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026	1,000,000	1,003,670
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	402,072
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017	1,000,000	609,070
		Zero %, due 12-15-2015	970,000	651,782
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 1996,
		5.75%, prerefunded 03-13-2007 at 101	1,095,000	1,119,429
		5.55%, prerefunded 03-13-2007 at 101	1,400,000	1,429,568
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026	2,500,000	2,814,225
		5.50%, due 12-15-2018	250,000	279,292
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029	270,000	285,109
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009	615,000	647,121
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,024,340
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	509,170
		5.00%, due 10-01-2017	1,000,000	1,016,720
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	150,804
		4.40%, due 08-01-2020	150,000	150,178
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	965,026
		4.30%, due 08-01-2021	975,000	963,319
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	48,570
		4.20%, due 12-01-2020	50,000	48,529
		4.00%, due 12-01-2018	50,000	47,635
		3.90%, due 12-01-2017	100,000	94,933
		3.80%, due 12-01-2016	100,000	94,168
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	205,178
		4.80%, due 02-01-2020	100,000	102,018
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, Series A,
		5.50%, due 06-01-2017	445,000	449,450
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, FHA, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039	460,000	464,278
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	750,967
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	772,215
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project, Series A
		4.50%, due 12-01-2027	725,000	723,956
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, GNMA Collateralized,
		Avalon Square, Inc. Project,
		5.00%, due 06-20-2021	1,000,000	1,037,640
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	304,827
		4.50%, due 04-01-2016	100,000	100,963
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	201,134
		4.40%, due 04-01-2016	200,000	199,990
		4.20%, due 04-01-2014	100,000	99,477
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	84,106
		Zero %, due 05-01-2010	105,000	90,130
		Zero %, due 11-01-2009	100,000	87,830
		Zero %, due 05-01-2009	105,000	94,084
		Zero %, due 11-01-2008	100,000	91,575
		Zero %, due 05-01-2008	105,000	98,057
		Wauwatosa, Wisconsin Redevelopment Authority
		Lease Revenue,
		5.65%, due 12-01-2015	750,000	769,425
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	247,258
		4.60%, due 10-01-2025	150,000	150,326
		4.55%, due 10-01-2024	250,000	249,985
		4.50%, due 10-01-2023	250,000	249,393
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		4.45%, due 10-01-2019	500,000	500,275
		4.35%, due 10-01-2018	500,000	495,315
		Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,245,744
		4.40%, due 10-01-2018	500,000	496,395
		4.25%, due 10-01-2017	200,000	198,962
		4.10%, due 10-01-2016	500,000	492,185
		Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	141,693
		4.75%, due 10-01-2022	130,000	131,837
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010	135,000	129,560
		5.625%, due 05-01-2009	125,000	121,121
		5.625%, due 05-01-2008	120,000	117,377
		5.625%, due 05-01-2007	115,000	114,177
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,365
		6.875%, due 03-01-2012	135,000	135,107
		Winneconne. Wisconsin Community Development
		Authority (Winnebago County) Lease Revenue Bond,
		4.40%, due 04/01/2022	335,000	327,928
		Wisconsin Center District Junior Dedicated Tax Revenue,
		Series B,
		5.75%, prerefunded 12-15-2006 at 101	3,590,000	3,653,005
		5.70%, prerefunded 12-15-2006 at 101	3,255,000	3,311,539
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026	2,500,000	936,450
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023	1,030,000	1,129,704
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	112,230
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2006
		5.00%, due 03-01-2022	1,500,000	1,547,175
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2005
		4.60%, due 03-01-2025	1,200,000	1,160,640
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2005E,
		4.90%, due 11-01-2035	550,000	547,503
		4.70%, due 11-01-2025	275,000	270,534
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,230,000	1,356,161
		6.10%, prerefunded 12-01-2017 at 100	1,145,000	1,270,561
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	311,475

	Total Long-Term Tax-Exempt Securities			$ 157,006,651
	(Cost $ 154,276,651)

SHORT-TERM TAX-EXEMPT SECURITIES
	1.4%

DEMAND NOTES	1.3%
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue Bellin Memorial Hospital, Series B,
		3.61% weekly reset, due 02-15-2031	480,000	$ 480,000
		Jackson, Wisconsin Redevelopment Authority Revenue
		Series 2006, Kettle Moraine Lutheran High School
		3.66%, weekly reset, due 06-01-2031	400,000	400,000
		Milwaukee, Wisconsin Redevelopment Authority Development
		Lease Revenue, University of Wisconsin, Kenilworth Project,
		3.61%, weekly reset, due 09-01-2040	670,000	670,000
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue, Library Hill Project,
		3.61%, weekly reset, due 08-01-2023	520,000	520,000

	Total Demand Notes			2,070,000

MONEY MARKET	0.1%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	84,589	84,589

	Total Short-Term Tax-Exempt Securities			2,154,589
	(Cost $ 2,154,589)

Total Investments	99.2%			159,161,240
	(Cost $ 156,431,240)
Other Assets, Less Other Liabilities				1,433,463
	0.8%
Net Assets	100.0%			$ 160,594,703

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

SCHEDULE OF INVESTMENTS
July 31, 2006

Unaudited

Principal		Maturity	Interest
Amount		Date	Rate	Value

U.S. Government Agency Securities	11.8%

Federal Home Loan Bank ("FHLB")
4,000,000	FHLB Note	09/15/06	2.200%	3,984,366

	Total Federal Home Loan Bank			3,984,366

Federal Home Loan Mortgage Corporation ("FHLMC")
3,000,000	FHLMC Note	06/18/07	5.400%	3,000,000
4,000,000	FHLMC Note	08/15/06	2.750%	3,996,758
3,500,000	FHLMC Note	10/15/06	2.750%	3,480,488

	Total Federal Home Loan Mortgage Corporation			10,477,246

Federal National Mortgage Association ("FNMA")
4,000,000	FNMA Note	09/28/06	2.810%	3,987,463
2,000,000	FNMA Discount Note	09/25/06	5.220%	1,984,050

	Total Federal National Mortgage Association			5,971,513

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				20,433,125

Corporate Securities	85.8%

Bonds and Notes	24.9%
2,500,000	Bank of America	10/15/06	4.750%	2,497,757
	Global Notes
3,000,000	Citigroup, Inc.	08/09/06	5.500%	3,000,000
	Global Notes
4,759,000	FleetBoston Financial Corporation	12/01/06	4.875%	4,756,758
	Global Notes
1,675,000	IBM Corporation	11/01/06	2.375%	1,663,725
	Domestic MTN Notes
3,914,000	IBM Corporation	10/01/06	4.875%	3,913,700
	Global Notes
2,000,000	JP Morgan Chase	05/30/07	5.250%	1,993,946
3,817,000	JP Morgan Chase	03/01/07	5.350%	3,820,490
1,304,000	JP Morgan Chase	08/15/06	5.625%	1,304,130
	Global Notes
2,102,000	Lehman Brothers Holding	06/15/07	8.250%	2,153,121
	Global Notes
805,000	Lehman Brothers Holding	05/01/07	8.500%	823,331
3,000,000	Lehman Brothers Holding	09/01/06	7.500%	3,005,969
	Domestic MTN Notes
1,450,000	Marshall & Ilsley Corporation	09/01/06	5.750%	1,450,332
	Global Notes
1,250,000	Merrill Lynch	06/01/07	8.000%	1,277,021
3,000,000	Merrill Lynch	01/15/07	7.000%	3,018,793
	Domestic MTN Notes
3,020,000	Merrill Lynch	02/01/07	5.360%	3,020,501
	Global Notes
2,000,000	Wells Fargo & Company	06/12/07	4.875%	1,991,207
3,368,000	Wells Fargo & Company	02/15/07	5.125%	3,364,766
	Global Notes

	Total Corporate Bonds and Notes			43,055,547

Commercial Paper	60.9%
4,000,000	American Express Credit Corporation	08/23/06	5.280%	3,987,093
3,000,000	American Express Credit Corporation	08/10/06	5.220%	2,996,085
2,500,000	American General Finance Corporation	09/05/06	5.320%	2,487,069
3,500,000	American General Finance Corporation	08/21/06	5.270%	3,489,753
2,000,000	American General Finance Corporation	08/09/06	5.100%	1,997,733
4,000,000	American Honda Finance Corporation	08/16/06	5.250%	3,991,250
3,000,000	American Honda Finance Corporation	08/11/06	5.240%	2,995,633
4,000,000	Bear Stearns & Company	10/04/06	5.390%	3,961,671
2,500,000	DIT Group Holding Company	09/29/06	5.110%	2,479,063
4,000,000	Citigroup Funding	08/03/06	5.030%	3,998,882
2,300,000	General Electric Capital Corporation	10/10/06	5.360%	2,276,029
3,000,000	General Electric Capital Corporation	08/18/06	5.280%	2,992,520
2,500,000	General Electric Capital Corporation	08/02/06	5.070%	2,499,648
3,500,000	Harley-Davidson Funding	08/29/06	5.290%	3,485,600
4,000,000	HSBC Finance Corporation	10/11/06	5.360%	3,957,716
3,500,000	HSBC Finance Corporation	08/29/06	5.300%	3,485,572
1,000,000	LaSalle Bank	09/11/06	5.320%	993,941
2,500,000	LaSalle Bank	08/14/06	5.240%	2,495,269
4,000,000	LaSalle Bank	08/01/06	4.990%	4,000,000
3,000,000	Marshall & Ilsley Corporation	09/06/06	5.330%	2,984,010
3,500,000	Marshall & Ilsley Corporation	08/30/06	5.320%	3,485,001
2,000,000	Prudential Funding Corporation	08/28/06	5.270%	1,992,095
3,000,000	Prudential Funding Corporation	08/07/06	5.110%	2,997,445
3,000,000	Prudential Funding Corporation	08/04/06	5.220%	2,998,695
4,000,000	Royal Bank of Scotland	08/08/06	5.220%	3,995,940
5,500,000	Sigma Aldrich Corporation	08/31/06	5.330%	5,475,571
4,000,000	Societe Generale	08/24/06	5.265%	3,986,545
3,500,000	Societe Generale	08/17/06	4.960%	3,492,284
4,000,000	Toyota Motor Credit Corporation	09/14/06	5.310%	3,974,040
3,500,000	Toyota Motor Credit Corporation	09/12/06	5.320%	3,478,277
3,000,000	UBS Finance (Delaware) LLC	09/22/06	5.350%	2,976,817
2,500,000	UBS Finance (Delaware) LLC	09/11/06	5.330%	2,484,824
2,175,000	UBS Finance (Delaware) LLC	08/22/06	5.020%	2,168,631
	Total Commercial Paper			105,060,702

TOTAL CORPORATE SECURITIES				148,116,249

Short Term Securities	3.8%

Money Market	2.9%

5,000,000	Aim Investments, Liquid Assets-Cash Management			5,000,000

611	Highmark Diversified Money Market Fund,			611
	Fiduciary Shares
	Total Money Market			5,000,611

Euro Dollar Time Deposit	0.9%
1,543,000	National City Bank of Cleveland Grand Cayman Branch
		08/01/06	6.200%	1,543,000

TOTAL SHORT TERM SECURITIES				6,543,611

TOTAL INVESTMENTS, AT AMORTIZED COST		101.4%		175,092,985
OTHER LIABILITIES, LESS OTHER ASSETS		(1.4)%		(2,408,970)
NET ASSETS		100.0%		172,684,015

Investment Transactions

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities
(excluding tax adjustments) as of July 31, 2006, were as follows:

	S&P 100 Index	NYSE Arca Tech 100 Index	Dow Jones Equity Income 100 Plus	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus

Gross unrealized appreciation	63,194,740	80,264,416	1,264,803	16,037,032	15,398,920
Gross unrealized depreciation	(21,554,193)	(165,874,953)	(746,520)	(4,082,325)	(1,765,289)
Net unrealized appreciation (depreciation)	$41,640,547	$(85,610,537)	$518,283	$11,954,707	$13,633,631

Cost of investments	$97,082,779	$466,605,559	$21,380,712	$61,271,423	$54,071,707

	Strategic Allocation	Geneva Growth	Wisconsin Tax-Exempt

Gross unrealized appreciation	6,234,843	37,572,619	3,773,789
Gross unrealized depreciation	-	(4,759,899)	(1,043,789)
Net unrealized appreciation (depreciation)	$6,234,843	$32,812,720	$2,730,000

Cost of investments	$64,756,880	$168,409,562	$154,276,651

Futures Contracts
Futures contract activity for the nine months ended July 31, 2006, in the S&P 100 Index and NYSE Arca Tech 100 Index Funds, respectively, was as follows:

	Number of Contracts	Aggregate Face Value of Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2005	7	$419,335
Contracts opend	357	22,734,515
Contracts closed	(358)	(22,780,470)
Outstanding at July 31, 2006	6	$373,380

NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2005	5	$775,100
Contracts opend	224	36,732,670
Contracts closed	(224)	(36,755,320)
Outstanding at July 31, 2006	5	$752,450

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at July 31, 2006, for each Fund were as follows:

	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures	6	$11,160
expiring September 2006

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring September 2006	5	$6,925

Securities Lending

As of July 31, 2006

	Market Value
	Loaned Securities	Collateral
S&P 100 Index Fund	12,333,840	12,811,512
NYSE Arca Tech 100 Index Fund	76,396,017	79,018,105
Dow Jones Equity Income 100 Plus Fund	0	0
Dow Jones U.S. Health Care 100 Plus Fund	10,040,007	10,320,498
Dow Jones U.S. Financial 100 Plus Fund	6,287,250	6,465,149
Strategic Allocation Fund	0	0
Geneva Growth Fund	60,164,513	61,920,520
Wisconsin Tax-Exempt Fund	0	0
Cash Reserve Fund	0	0

Put Options Written -

As of July 31, 2006, portfolio securities valued at $817 were held in escrow by the broker as collateral against written options.

Written option activity for the nine months ended July 31, 2006, in the S&P 100 Index

	Number of Contracts	Premiums Received
S&P 100 Index Fund:
Outstanding at October 31, 2005	-	$-
Options written	50	5,492
Options terminated	(5)	(842)
Options expired	(45)	(4,650)
Options exercised	-	-
Outstanding at July 31, 2006	-	$-

Item 2. Controls and Procedures

(a)           Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)           Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit

3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 25th day of September, 2006.

NORTH TRACK FUNDS, INC.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 25th day of September, 2006.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:	/s/ Caroline M. Probst
Caroline M. Probst, Chief Financial Officer and Treasurer (Principal Financial Officer)